General (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 08, 2015	Dec. 31, 2015	Dec. 31, 2014
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued		30,295,949	8,973,224
Ordinary shares [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of preferred shares, shares		12,628,741
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued	8,165,000
Net proceeds from offering	$ 73,519
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued	1,065,000